CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities:
Net loss	$ (12,947)	$ (23,637)	$ (53,475)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	59,068	60,322	65,903
Amortization of bond discount and debt issuance costs	4,460	3,997	3,579
Deferred taxes	381	811	3,125
Loss on impairment or disposal of assets	445	455	2,884
Noncash stock compensation	3,623	2,356	6,429
Other noncash adjustments	(228)
Changes in operating assets and liabilities:
Accounts receivable	1,843	13,932	(8,401)
Income taxes receivable	(223)	(885)	1,732
Prepaid expenses and other current assets	(742)	800	4,050
Other assets	(1,058)	744	1,398
Accounts payable	3,828	1,754	(2,539)
Accrued expenses and other liabilities	(6,483)	(10,534)	(2,241)
Net cash provided by operating activities	51,967	50,115	22,444
Investing Activities:
Additions to equipment and fixtures	(48,701)	(39,312)	(22,904)
Net cash used in investing activities	(48,701)	(39,312)	(22,904)
Financing Activities:
Net borrowings (payments) on line of credit (Note 12)	(10,075)	20,250	9,004
Proceeds from issuance of debt	14,819	1,300
Payments on long-term debt	(1,244)	(231)	(90)
Payments of capital lease obligations	(12,290)	(10,685)	(7,529)
Proceeds from capital leases	630		1,669
Proceeds from exercise of warrants			2,307
Proceeds from issuance of common stock related to pre-emptive rights and stock options			268
Tax payments on withholding of restricted stock	(11)	(23)	(233)
Repurchase of warrants			(1,608)
Repurchase of common stock		(13,645)
Net cash provided by (used in) financing activities	(8,171)	(3,034)	3,788
Effect of exchange rates on cash and cash equivalents	392	(3,010)	233
Net increase (decrease) in cash and cash equivalents	(4,513)	4,759	3,561
Cash and cash equivalents, beginning of period	23,248	18,489	14,928
Cash and cash equivalents, end of period	18,735	23,248	18,489
Supplemental Cash Flow Information:
Cash paid for interest	26,158	25,908	25,664
Cash paid for income taxes	7,787	9,776	10,550
Noncash Financing Activities:
Capital lease financing	$ 6,043	$ 11,772	$ 8,219